   As filed with the Securities and Exchange Commission on April 15, 2002
                                                        Registration No. 2-86083
                                                                   811-03831

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933




                          Post-Effective Amendment No. 23                  [ X ]

                                   and


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 20                          [ X ]


                          NYLIAC MFA SEPARATE ACCOUNT-I
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)


                  Depositor's Telephone Number: (212) 576-7000
                              Richard Bowman, Esq.
                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)
                                    Copy to:
Richard Choi, Esq.                           Sheila K. Davidson, Esq.
Foley & Lardner                              Senior Vice President
3000 K Street, N.W.                          and General Counsel
Suite 500                                    New York Life Insurance Company
Washington, D.C.  20007-5109                 51 Madison Avenue
                                             New York, New York 10010


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

[ ]      immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]      on May 1, 2002 pursuant to paragraph (b) of Rule 485.


[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      on             pursuant to paragraph (a)(1) of Rule 485.
            -----------

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
         Units of interest in a separate account under variable annuity contracts.

                FACILITATOR(R): MULTI-FUNDED RETIREMENT ANNUITY
                                  INVESTING IN
                         NYLIAC MFA SEPARATE ACCOUNT I
                         NYLIAC MFA SEPARATE ACCOUNT II


Supplement dated May 1, 2002 to Prospectus Dated May 1, 2000 as supplemented on
                                  May 1, 2001



          This supplement amends the May 1, 2000 Prospectus for the Facilitator(R) Multi-Funded Retirement Annuity policies as supplemented on May 1, 2001 ("policies"). Please read this supplement carefully and retain it for future reference. This supplement is not valid unless it is accompanied by a Prospectus for the policies. The terms we use in this supplement have the same meanings as in the Prospectus for the policies.



          On page 4, replace the MainStay VP Series Fund Annual Expenses for flexible premium policies with the following:



                                                               MAINSTAY VP      MAINSTAY VP     MAINSTAY VP
                                                              GROWTH EQUITY        BOND       CASH MANAGEMENT
                                                             ----------------   -----------   ---------------
MAINSTAY VP SERIES FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended December 31, 2001)(a)
     Advisory Fees.........................................       0.25%           0.25%           0.25%
     Administration Fees...................................       0.20%           0.20%           0.20%
     Other Expenses........................................       0.05%           0.07%           0.09%
     Total Fund Annual Expenses............................       0.50%           0.52%           0.54%


     ----------------------

     (a)The Fund or its agents provided the fees and charges, which are based on 2001 expenses and may reflect estimated charges. We have not verified the accuracy of the information provided by the agents.



          On page 4, replace the second paragraph under "EXAMPLES" with the following:


     A policy owner would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return on assets:

     1. If you surrender your policy at the end of the stated time period:


                                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                         ------   -------   -------   --------
           Common Stock................................................   $104     $175      $237       $371
           Bond........................................................   $105     $176      $238       $373
           Money Market................................................   $105     $176      $239       $375


     2. If you do not surrender or annuitize your policy:


                                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                         ------   -------   -------   --------
           Common Stock................................................   $33      $102      $172       $359
           Bond........................................................   $34      $102      $173       $361
           Money Market................................................   $34      $103      $174       $363



          On page 5, replace MainStay VP Series Fund Annual Expenses for single premium policies with the following:





18711A (5/02)

                                                               MAINSTAY VP    MAINSTAY VP     MAINSTAY VP
                                                              GROWTH EQUITY      BOND       CASH MANAGEMENT
                                                              -------------   -----------   ---------------
MAINSTAY VP SERIES FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended December 31,
     2001)
     Advisory Fees..........................................      0.25%          0.25%           0.25%
     Administration Fees....................................      0.20%          0.20%           0.20%
     Other Expenses.........................................      0.05%          0.07%           0.09%
     Total Fund Annual Expenses.............................      0.50%          0.52%           0.54%


     ----------------------

     (a)The Fund or its agents provided the fees and charges, which are based on 2001 expenses and may reflect estimated charges. We have not verified the accuracy of the information provided by the agents.


        On page 5, replace the second paragraph under "EXAMPLES" with the following:

     A policy owner would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return on assets:

     1. If you surrender your policy at the end of the stated time period:


                                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                         ------   -------   -------   --------
           Common Stock................................................   $90      $111      $131       $208
           Bond........................................................   $90      $111      $132       $210
           Money Market................................................   $91      $112      $133       $212


     2. If you do not surrender or annuitize your policy:


                                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                         ------   -------   -------   --------
           Common Stock................................................   $18       $56       $96       $208
           Bond........................................................   $18       $56       $97       $210
           Money Market................................................   $18       $57       $98       $212



     On page 12, add the following to the "Condensed Financial Information" for NYLIAC MFA Separate Account I:



                                                                        JANUARY 1, 2001 TO DECEMBER 31, 2001
                                                      -------------------------------------------------------------------------
                                                          COMMON STOCK                 BOND                  MONEY MARKET
                                                      {INVESTMENT DIVISIONS   {INVESTMENT DIVISIONS}    {INVESTMENT DIVISIONS}
                                                      ---------------------   -----------------------   -----------------------
                                                       SINGLE     FLEXIBLE      SINGLE      FLEXIBLE      SINGLE      FLEXIBLE
                                                       PREMIUM     PREMIUM     PREMIUM      PREMIUM      PREMIUM      PREMIUM
                                                      POLICIES    POLICIES     POLICIES     POLICIES     POLICIES     POLICIES
                                                      ---------   ---------   ----------   ----------   ----------   ----------
Accumulation Unit Value as of 1/1/01................    $77.35      $71.05      $35.27       $32.39       $22.56       $20.72
Accumulation Unit Value as of 12/31/01..............    $63.34      $57.88      $38.06       $34.78       $23.13       $21.14
Number of units outstanding as of 12/31/01..........     1,070       2,502         478        1,082          119          209



     On page 14, add the following to the "Condensed Financial Information" for NYLIAC MFA Separate Account II:



                                                                      JANUARY 1, 2001 TO DECEMBER 31, 2001
                                                      ---------------------------------------------------------------------
                                                          COMMON STOCK                BOND                MONEY MARKET
                                                      {INVESTMENT DIVISIONS   INVESTMENT DIVISIONS    {INVESTMENT DIVISIONS
                                                      ---------------------   ---------------------   ---------------------
                                                       SINGLE     FLEXIBLE     SINGLE     FLEXIBLE     SINGLE     FLEXIBLE
                                                       PREMIUM     PREMIUM     PREMIUM     PREMIUM     PREMIUM     PREMIUM
                                                      POLICIES    POLICIES    POLICIES    POLICIES    POLICIES    POLICIES
                                                      ---------   ---------   ---------   ---------   ---------   ---------
Accumulation Unit Value as of 1/1/01................    $77.35      $71.05      $35.40      $32.44      $22.56      $20.72
Accumulation Unit Value as of 12/31/01..............    $63.34      $57.88      $38.20      $34.84      $23.13      $21.14
Number of units outstanding as of 12/31/01..........     1,324         256         803         115         179          23


          On page 14, replace the first paragraph under "FINANCIAL STATEMENTS" with the following:


     The balance sheet of NYLIAC as of December 31, 2001 and 2000 and the statements of income, of stockholder's equity and of cash flows for the three years in the period ended December 31, 2001, (including the report of independent accountants) and the Separate Account statement of assets and liabilities as of December 31, 2001 and the statement of operations, statement of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements, (including the report of independent accountants) are included in the Statement of Additional Information.



          On page 15, in the second paragraph, replace the second sentence with "NYLIAC held assets of $37.00 billion at the end of 2001."

          In the final sentence on page 30, replace "May 1, 2001" with "May 1, 2002."


                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                FACILITATOR(R): MULTI-FUNDED RETIREMENT ANNUITY
                                  INVESTING IN
                         NYLIAC MFA SEPARATE ACCOUNT I
                         NYLIAC MFA SEPARATE ACCOUNT II


Supplement Dated May 1, 2002 to Statement of Additional Information Dated May 1,
                      2000 as supplemented on May 1, 2001



          This supplement amends the May 1, 2000 Statement of Additional Information ("SAI") for the Facilitator(R) Multi-Funded Retirement Annuity as supplemented on May 1, 2001 ("policies"). Please read this supplement carefully and retain it for future reference. This supplement is not valid unless it is accompanied by a SAI for the Prospectus to the policies dated May 1, 2000. The terms we use in this supplement have the same meanings as in the SAI for the Prospectus to the policies.


          You should read the SAI in conjunction with the Facilitator Prospectus dated May 1, 2000 as supplemented May 1, 2001.

          On page 4, replace the fourth and fifth paragraphs under the subheading "MONEY MARKET INVESTMENT DIVISION" with the following:


     For the seven-day period ending December 31, 2001, the annualized yields for the single premium policies for the Money Market Investment Division were 0.42% for NYLIAC MFA Separate Account I and NYLIAC MFA Separate Account II. For the same period, the annualized yields for the flexible premium policies for the Money Market Investment Division were -0.01% for NYLIAC MFA Separate Account I and NYLIAC MFA Separate Account II.



     For the seven-day period ending December 31, 2001, the effective yields for the single premium policies for the Money Market Investment Division were 0.42% for NYLIAC MFA Separate Account I and 0.42% for NYLIAC MFA Separate Account II. For the same period, the effective yields for the flexible premium policies for the Money Market Investment Division were -0.01% for NYLIAC MFA Separate Account I and NYLIAC MFA Separate Account II.


          On Page 5, replace the paragraph just prior to BOND AND COMMON STOCK STANDARD TOTAL RETURN CALCULATIONS with the following:


     For the 30-day period ended December 31, 2001, the annualized yields for the Bond Investment Divisions were 3.53% and 3.04%, respectively, for single premium policies and flexible premium policies.


          On page 5, replace the second, third, and fourth paragraphs under BOND AND COMMON STOCK STANDARD TOTAL RETURN CALCULATIONS, with the following:


     For one, five and ten year periods ending December 31, 2001, and the period from January 23, 1984 to December 31, 2001, the average annual total returns for the single premium policies for the MainStay VP Bond Investment Division were 0.35%, 5.20%, 5.78%, and 7.58%, respectively, for NYLIAC MFA Separate Account I; and 0.35%, 5.20%, 5.78% and 7.62%, respectively, for NYLIAC MFA Separate Account
II. For the same periods, the average annual total returns for flexible premium policies for the Bond Investment Division were -0.15%, 4.02%, 5.15% and 7.05%, respectively, for NYLIAC MFA Separate Account I, and -0.15%, 4.02%, 5.15% and 7.06%, respectively, for NYLIAC MFA Separate Account II.



     For the one, five and ten year periods ending December 31, 2001, and the period from January 23, 1984 to December 31, 2001, the average annual total returns for the single premium policies for the Common Stock Investment Division were -23.86%, 8.78%, 11.88% and 10.96%, respectively, for NYLIAC MFA Separate Account I. For the same periods, the average annual total returns for flexible premium policies for the Common Stock Investment Division were -24.24%, 7.56%, 11.21% and 10.41%, respectively, for NYLIAC MFA Separate Account I.



     For the one, five and ten year periods ending December 31, 2001, and for the period from January 18, 1985 to December 31, 2001, the average annual total returns for the single premium policies for the Common Stock Investment Division were -23.86%, 8.78%, 11.88% and 10.93%, respectively, for NYLIAC MFA Separate Account II. For the same periods, the average annual total returns for flexible premium policies for the Common Stock Investment Division were -24.24%, 7.56%, 11.21% and 10.37%, respectively, for NYLIAC Separate Account II.

          On page 6, under OTHER PERFORMANCE DATA, replace the second, third and fourth paragraphs with the following:


     Using the non-standard format, for the one, five and ten year periods ending December 31, 2001, and the period from January 23, 1984 to December 31, 2001, the average annual total returns for the single premium policies for the Bond Investment Division were 7.90%, 5.84%, 5.78% and 7.58%, respectively, for NYLIAC MFA Separate Account I; and 7.90%, 5.84%, 5.78% and 7.62%, respectively, for NYLIAC MFA Separate Account II. For the same periods, the average annual total returns for flexible premium policies for the Bond Investment Division were 7.36%, 5.31%, 5.26% and 7.05%, respectively, for NYLIAC MFA Separate Account I; and 7.36%, 5.31%, 5.26% and 7.06%, respectively, for NYLIAC MFA Separate Account II.



     For the one, five and ten year periods ending December 31, 2001, and the period from January 23, 1984 to December 31, 2001, the average annual total returns for the single premium policies for the Common Stock Investment Division were -18.12%, 9.44%, 11.88% and 10.96%, respectively, for NYLIAC MFA Separate Account I. For the same periods, the average annual total returns for the flexible premium policies for the Common Stock Investment Division were -18.54%, 8.90%, 11.32% and 10.41%, respectively, for NYLIAC MFA Separate Account I.



     For the one, five and ten year periods ending December 31, 2001, and the period from January 18, 1985 to December 31, 2001, the average annual total returns for the single premium policies for the Common Stock Investment Division were -18.12%, 9.44%, 11.88% and 10.93%, for NYLIAC MFA Separate Account II. For the same periods, the average annual total returns for flexible premium policies for the Common Stock Investment Division were -18.54%, 8.90%, 11.32% and 10.37%, respectively, for NYLIAC MFA Separate Account II.


          On page 8, replace the first paragraph of "DISTRIBUTOR OF THE POLICIES"with the following:


     NYLIFE Distributors Inc. ("NYLIFE Distributors") is the distributor of the policies. NYLIFE Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. For the year ended December 1999, 2000 and 2001, NYLIAC paid commissions of $499,629, $748,501 and $192,644, respectively, none of which were retained by NYLIFE Distributors.


          On page 9, replace the two paragraphs in "LEGAL PROCEEDINGS" with the following:


     NYLIAC is a defendant in individual lawsuits arising from its agency sales force, insurance (including variable contacts registered under the federal securities law), investment and/or other operations, including actions involving retails sales practices. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.


     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.


          On page 9, under "EXPERTS," replace the first paragraph with the following:



                                    EXPERTS



     The balance sheet of NYLIAC as of December 31, 2001 and 2000 and the statements of income, of stockholder's equity and of cash flows for the three years in the period ended December 31, 2001 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



     The Separate Account statement of assets and liabilities as of December 31, 2001 and statement of operations, statement of changes in net assets and the financial highlights for each of the periods indicated in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                              FINANCIAL STATEMENTS

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                   NYLIAC MFA SEPARATE ACCOUNT-I

                                                          TAX-QUALIFIED POLICIES

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

                                                 COMMON STOCK                      BOND                      MONEY MARKET
                                                  INVESTMENT                    INVESTMENT                    INVESTMENT
                                                   DIVISIONS                     DIVISIONS                     DIVISIONS
                                          ---------------------------   ---------------------------   ---------------------------
                                             SINGLE        FLEXIBLE        SINGLE        FLEXIBLE        SINGLE        FLEXIBLE
                                            PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM
                                            POLICIES       POLICIES       POLICIES       POLICIES       POLICIES       POLICIES
                                          -------------------------------------------------------------------------
ASSETS:
  Investment in MainStay VP Series Fund,
    Inc., at net asset value............  $ 68,013,468   $145,488,812   $ 18,255,929   $ 37,801,546   $  2,764,303   $  4,438,628

LIABILITIES:
  Liability to New York Life Insurance
    and Annuity Corporation for
    mortality and expense risk and
    administrative charges..............       231,893        691,454         60,004        173,515          9,086         20,060
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Total net assets..................  $ 67,781,575   $144,797,358   $ 18,195,925   $ 37,628,031   $  2,755,217   $  4,418,568
                                          ============   ============   ============   ============   ============   ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............  $ 67,781,575   $144,797,358   $ 18,195,925   $ 37,628,031   $  2,755,217   $  4,418,568
                                          ============   ============   ============   ============   ============   ============
    Variable accumulation unit value....  $      63.34   $      57.88   $      38.06   $      34.78   $      23.13   $      21.14
                                          ============   ============   ============   ============   ============   ============
Identified Cost of Investment...........  $ 75,309,637   $148,124,242   $ 18,284,192   $ 37,401,336   $  2,764,297   $  4,438,610
                                          ============   ============   ============   ============   ============   ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

                                                 COMMON STOCK                      BOND                      MONEY MARKET
                                                  INVESTMENT                    INVESTMENT                    INVESTMENT
                                                   DIVISIONS                     DIVISIONS                     DIVISIONS
                                          ---------------------------   ---------------------------   ---------------------------
                                             SINGLE        FLEXIBLE        SINGLE        FLEXIBLE        SINGLE        FLEXIBLE
                                            PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM
                                            POLICIES       POLICIES       POLICIES       POLICIES       POLICIES       POLICIES
                                          -------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.......................  $    475,529   $  1,017,655   $    858,821   $  1,778,168   $    108,203   $    180,466
  Mortality and expense risk and
    administrative charges..............      (969,647)    (2,800,167)      (232,004)      (664,808)       (35,547)       (82,355)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net investment income (loss)......      (494,118)    (1,782,512)       626,817      1,113,360         72,656         98,111
                                          ------------   ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED
  GAIN (LOSS):
  Proceeds from sale of investments.....    16,504,566     20,528,013      3,003,069      4,406,957        805,189      1,163,009
  Cost of investments sold..............   (12,802,511)   (15,357,617)    (2,972,819)    (4,353,347)      (805,188)    (1,162,992)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net realized gain (loss) on
        investments.....................     3,702,055      5,170,396         30,250         53,610              1             17
  Realized gain distribution received...            --             --             --             --             10             17
  Change in unrealized appreciation
    (depreciation) on investments.......   (20,589,486)   (39,227,459)       760,597      1,549,686             11              1
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net gain (loss) on investments....   (16,887,431)   (34,057,063)       790,847      1,603,296             22             35
                                          ------------   ------------   ------------   ------------   ------------   ------------
        Net increase (decrease) in net
          assets resulting from
          operations....................  $(17,381,549)  $(35,839,575)  $  1,417,664   $  2,716,656   $     72,678   $     98,146
                                          ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001
and December 31, 2000

                                                                                     COMMON STOCK
                                                                                 INVESTMENT DIVISIONS
                                                          ------------------------------------------------------------------
                                                                  SINGLE PREMIUM                     FLEXIBLE PREMIUM
                                                                     POLICIES                            POLICIES
                                                          ------------------------------      ------------------------------
                                                              2001              2000              2001              2000
                                                          -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $   (494,118)     $   (874,383)     $ (1,782,512)     $ (2,714,927)
    Net realized gain (loss) on investments.............     3,702,055        11,767,511         5,170,396        14,919,310
    Realized gain distribution received.................            --         9,155,673                --        18,058,703
    Change in unrealized appreciation (depreciation) on
      investments.......................................   (20,589,486)      (25,039,948)      (39,227,459)      (40,880,979)
                                                          ------------      ------------      ------------      ------------
      Net increase (decrease) in net assets resulting
        from operations.................................   (17,381,549)       (4,991,147)      (35,839,575)      (10,617,893)
                                                          ------------      ------------      ------------      ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       474,182           548,293         1,977,784         2,854,676
    Policyowners' surrenders............................   (13,469,362)      (25,327,333)      (17,147,291)      (32,312,227)
    Policyowners' annuity and death benefits net of
      reversals.........................................      (726,786)         (546,290)         (560,806)       (1,732,113)
    Net transfers from (to) Fixed Account...............      (194,333)          969,543          (552,872)          948,980
    Transfers between Investment Divisions..............    (1,037,824)        3,418,535          (735,757)        1,119,573
                                                          ------------      ------------      ------------      ------------
      Net contributions and (withdrawals)...............   (14,954,123)      (20,937,252)      (17,018,942)      (29,121,111)
                                                          ------------      ------------      ------------      ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................        23,228            48,167            64,424           127,589
                                                          ------------      ------------      ------------      ------------
        Increase (decrease) in net assets...............   (32,312,444)      (25,880,232)      (52,794,093)      (39,611,415)
NET ASSETS:
    Beginning of year...................................   100,094,019       125,974,251       197,591,451       237,202,866
                                                          ------------      ------------      ------------      ------------
    End of year.........................................  $ 67,781,575      $100,094,019      $144,797,358      $197,591,451
                                                          ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC MFA SEPARATE ACCOUNT-I

                                                          TAX-QUALIFIED POLICIES

                              BOND                                                    MONEY MARKET
                      INVESTMENT DIVISIONS                                        INVESTMENT DIVISIONS
    ---------------------------------------------------------   ---------------------------------------------------------
          SINGLE PREMIUM               FLEXIBLE PREMIUM               SINGLE PREMIUM               FLEXIBLE PREMIUM
             POLICIES                      POLICIES                      POLICIES                      POLICIES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2001           2000           2001           2000           2001           2000           2001           2000
    -----------------------------------------------------------------------------------------------------------------
    $    626,817   $    933,237   $  1,113,360   $  1,720,106   $     72,656   $    199,422   $     98,111   $    222,916
          30,250       (504,497)        53,610       (229,462)             1             11             17             29
              --             --             --             --             10             --             17             --
         760,597      1,150,549      1,549,686      1,471,839             11             (6)             1            (14)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,417,664      1,579,289      2,716,656      2,962,483         72,678        199,427         98,146        222,931
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         242,820        231,391        665,300        684,243         15,472         46,187        193,158        160,263
      (2,638,149)    (4,861,562)    (3,991,152)    (7,686,983)      (578,724)    (2,337,239)      (993,317)    (1,420,262)
        (172,608)      (280,214)      (188,285)      (330,489)       (44,904)       (11,902)         2,106        (72,940)
          15,681       (191,684)       (33,792)      (122,268)         3,962        (40,978)        (3,208)        (7,941)
         601,118     (4,926,635)       509,281     (1,177,485)       440,457      1,506,431        232,729         61,168
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (1,951,138)   (10,028,704)    (3,038,648)    (8,632,982)      (163,737)      (837,501)      (568,532)    (1,279,712)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (4,462)        (5,265)       (12,731)       (14,213)          (287)          (606)          (639)        (1,091)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (537,936)    (8,454,680)      (334,723)    (5,684,712)       (91,346)      (638,680)      (471,025)    (1,057,872)
      18,733,861     27,188,541     37,962,754     43,647,466      2,846,563      3,485,243      4,889,593      5,947,465
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 18,195,925   $ 18,733,861   $ 37,628,031   $ 37,962,754   $  2,755,217   $  2,846,563   $  4,418,568   $  4,889,593
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                  NYLIAC MFA SEPARATE ACCOUNT-II

                                                          NON-QUALIFIED POLICIES

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

                                                 COMMON STOCK                      BOND                      MONEY MARKET
                                                  INVESTMENT                    INVESTMENT                    INVESTMENT
                                                   DIVISIONS                     DIVISIONS                     DIVISIONS
                                          ---------------------------   ---------------------------   ---------------------------
                                             SINGLE        FLEXIBLE        SINGLE        FLEXIBLE        SINGLE        FLEXIBLE
                                            PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM
                                            POLICIES       POLICIES       POLICIES       POLICIES       POLICIES       POLICIES
                                          ------------------------------------------------------------------------
ASSETS:
  Investment in MainStay VP
    Series Fund, Inc., at net asset
    value...............................  $ 84,172,213   $ 14,912,027   $ 30,778,069   $  4,031,622   $  4,162,766   $    490,401

LIABILITIES:
  Liability to New York Life Insurance
    and Annuity Corporation for
    mortality and expense risk and
    administrative charges..............       289,904         69,741        101,188         18,449         13,977          2,541
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Total net assets..................  $ 83,882,309   $ 14,842,286   $ 30,676,881   $  4,013,173   $  4,148,789   $    487,860
                                          ============   ============   ============   ============   ============   ============

TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners............  $ 83,882,309   $ 14,842,286   $ 30,676,881   $  4,013,173   $  4,148,789   $    487,860
                                          ============   ============   ============   ============   ============   ============
    Variable accumulation
      unit value........................  $      63.34   $      57.88   $      38.20   $      34.84   $      23.13   $      21.14
                                          ============   ============   ============   ============   ============   ============
Identified Cost of Investment...........  $ 94,270,465   $ 15,893,547   $ 30,643,255   $  3,982,718   $  4,162,750   $    490,399
                                          ============   ============   ============   ============   ============   ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

                                                 COMMON STOCK                      BOND                      MONEY MARKET
                                                  INVESTMENT                    INVESTMENT                    INVESTMENT
                                                   DIVISIONS                     DIVISIONS                     DIVISIONS
                                          ---------------------------   ---------------------------   ---------------------------
                                             SINGLE        FLEXIBLE        SINGLE        FLEXIBLE        SINGLE        FLEXIBLE
                                            PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM
                                            POLICIES       POLICIES       POLICIES       POLICIES       POLICIES       POLICIES
                                          -------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.......................  $    588,720   $    104,263   $  1,447,474   $    189,611   $    168,756   $     22,923
  Mortality and expense risk and
    administrative charges..............    (1,210,209)      (277,961)      (392,380)       (72,179)       (55,020)       (10,514)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net investment income (loss)......      (621,489)      (173,698)     1,055,094        117,432        113,736         12,409
                                          ------------   ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED
  GAIN (LOSS):
  Proceeds from sale of investments.....    22,477,238      1,710,740      5,881,289        680,548      1,861,653        443,699
  Cost of investments sold..............   (17,464,136)    (1,252,603)    (5,814,781)      (704,257)    (1,861,654)      (443,699)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net realized gain (loss) on
        investments.....................     5,013,102        458,137         66,508        (23,709)            (1)            --
  Realized gain distribution received...            --             --             --             --             15              2
  Change in unrealized appreciation
    (depreciation) on investments.......   (26,370,524)    (3,816,261)     1,270,872        201,943             19              3
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net gain (loss) on investments....   (21,357,422)    (3,358,124)     1,337,380        178,234             33              5
                                          ------------   ------------   ------------   ------------   ------------   ------------
        Net increase (decrease) in net
          assets resulting from
          operations....................  $(21,978,911)  $ (3,531,822)  $  2,392,474   $    295,666   $    113,769   $     12,414
                                          ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001
and December 31, 2000

                                                                                      COMMON STOCK
                                                                                  INVESTMENT DIVISIONS
                                                           ------------------------------------------------------------------
                                                                   SINGLE PREMIUM                     FLEXIBLE PREMIUM
                                                                      POLICIES                            POLICIES
                                                           ------------------------------      ------------------------------
                                                               2001              2000              2001              2000
                                                           ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).........................  $   (621,489)     $ (1,096,807)     $   (173,698)     $   (257,173)
    Net realized gain (loss) on investments..............     5,013,102        11,877,856           458,137         1,327,143
    Realized gain distribution received..................            --        11,529,725                --         1,771,935
    Change in unrealized appreciation (depreciation) on
      investments........................................   (26,370,524)      (28,611,945)       (3,816,261)       (3,893,590)
                                                           ------------      ------------      ------------      ------------
      Net increase (decrease) in net assets resulting
        from operations..................................   (21,978,911)       (6,301,171)       (3,531,822)       (1,051,685)
                                                           ------------      ------------      ------------      ------------
  Contributions and (withdrawals):
    Payments received from policyowners net of
      reversals..........................................      (192,286)          242,274           178,716           261,112
    Policyowners' surrenders.............................   (14,627,008)      (26,109,884)         (824,905)       (2,187,075)
    Policyowners' annuity and death benefits.............    (2,157,503)       (2,157,103)         (197,269)         (231,990)
    Net transfers from (to) Fixed Account................      (451,724)          515,283          (111,228)          108,540
    Transfers between Investment Divisions...............    (2,697,692)       11,369,132           (72,691)          310,983
                                                           ------------      ------------      ------------      ------------
      Net contributions and (withdrawals)................   (20,126,213)      (16,140,298)       (1,027,377)       (1,738,430)
                                                           ------------      ------------      ------------      ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account............................        29,211            58,810             6,279            12,131
                                                           ------------      ------------      ------------      ------------
        Increase (decrease) in net assets................   (42,075,913)      (22,382,659)       (4,552,920)       (2,777,984)
NET ASSETS:
  Beginning of year......................................   125,958,222       148,340,881        19,395,206        22,173,190
                                                           ------------      ------------      ------------      ------------
  End of year............................................  $ 83,882,309      $125,958,222      $ 14,842,286      $ 19,395,206
                                                           ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                  NYLIAC MFA SEPARATE ACCOUNT-II

                                                          NON-QUALIFIED POLICIES

                              BOND                                                    MONEY MARKET
                      INVESTMENT DIVISIONS                                        INVESTMENT DIVISIONS
    ---------------------------------------------------------   ---------------------------------------------------------
          SINGLE PREMIUM               FLEXIBLE PREMIUM               SINGLE PREMIUM               FLEXIBLE PREMIUM
             POLICIES                      POLICIES                      POLICIES                      POLICIES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2001           2000           2001           2000           2001           2000           2001           2000
    -----------------------------------------------------------------------------------------------------------------
    $  1,055,094   $  1,556,877   $    117,432   $    192,043   $    113,736   $    239,572   $     12,409   $     27,801
          66,508     (1,421,560)       (23,709)       (36,953)            (1)            20             --              1
              --             --             --             --             15             --              2             --
       1,270,872      2,503,760        201,943        172,902             19             (7)             3              1
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,392,474      2,639,077        295,666        327,992        113,769        239,585         12,414         27,803
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (59,474)       (10,340)        61,375         65,037             --          1,022          7,385         10,690
      (4,138,091)    (6,720,455)      (399,641)      (739,892)    (1,237,669)    (1,274,296)      (149,606)       (80,087)
        (868,766)      (722,752)      (150,091)       (75,958)      (190,226)       (15,241)        (3,489)       (22,707)
         (55,902)        76,404         (3,009)       (63,307)        (8,455)        99,060         (2,758)        (5,682)
       2,135,161    (11,496,953)        (6,174)       (94,927)       604,596        132,555         79,349       (216,345)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (2,987,072)   (18,874,096)      (497,540)      (909,047)      (831,754)    (1,056,900)       (69,119)      (314,131)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (7,577)        (8,813)        (1,393)        (1,576)          (431)          (742)           (82)          (137)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (602,175)   (16,243,832)      (203,267)      (582,631)      (718,416)      (818,057)       (56,787)      (286,465)
      31,279,056     47,522,888      4,216,440      4,799,071      4,867,205      5,685,262        544,647        831,112
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 30,676,881   $ 31,279,056   $  4,013,173   $  4,216,440   $  4,148,789   $  4,867,205   $    487,860   $    544,647
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
N
    YLIAC MFA Separate Account-I ("Separate Account-I") and NYLIAC MFA Separate Account-II ("Separate Account-II") were established on May 27, 1983, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"),
a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest net premium payments under Tax Qualified Multi-Funded Retirement Annuity Policies ("Separate Account-I") and Non-Qualified Multi-Funded Retirement Annuity Policies ("Separate Account-II") issued by NYLIAC. Effective December 19, 1994, sales of all such policies were discontinued.

  Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. The assets of Separate Account-I and Separate Account-II, which are all in the accumulation phase, are invested exclusively in shares of the MainStay VP Series Fund, Inc., a diversified open-end management investment company, and are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), a wholly-owned subsidiary of New York Life Insurance Company, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC a wholly-owned subsidiary of NYLIM Holdings, to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

  There are six Investment Divisions within both Separate Account-I and Separate Account-II, three of which invest Single Premium Policy net premium payments and three of which invest Flexible Premium Policy net premium payments. The Common Stock Investment Divisions invest in the Growth Equity Portfolio, the Bond Investment Divisions invest in the Bond Portfolio, and the Money Market Investment Divisions invest in the Cash Management Portfolio. Net premium payments received are allocated to the Investment Divisions of Separate Account-I or Separate Account-II according to Policyowner instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

  Security Valuation--The investment in the MainStay VP Series Fund, Inc. is valued at the net asset value of shares of the respective fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                          NYLIAC MFA SEPARATE ACCOUNTS-I AND -II

                                        TAX-QUALIFIED AND NON-QUALIFIED POLICIES

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------
A
    t December 31, 2001, the investment in the MainStay VP Series Fund, Inc. by the respective Investment Divisions of Separate Account-I and Separate Account-II is as follows:

                                                  COMMON STOCK                    BOND                    MONEY MARKET
                                              INVESTMENT DIVISIONS        INVESTMENT DIVISIONS        INVESTMENT DIVISIONS
                                             ----------------------      ----------------------      ----------------------
                                              SINGLE       FLEXIBLE       SINGLE       FLEXIBLE       SINGLE       FLEXIBLE
                                             PREMIUM       PREMIUM       PREMIUM       PREMIUM       PREMIUM       PREMIUM
                                             POLICIES      POLICIES      POLICIES      POLICIES      POLICIES      POLICIES
                                             ---------------------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Number of shares...........................    3,403         7,279         1,393         2,883         2,764         4,439
Identified cost............................  $75,310       $148,124      $18,284       $37,401        $2,764        $4,439
SEPARATE ACCOUNT-II (NON-QUALIFIED
  POLICIES)
Number of shares...........................    4,211           746         2,348           308         4,163           490
Identified cost............................  $94,270       $15,894       $30,643       $ 3,983        $4,163        $  490

  Transactions in MainStay VP Series Fund, Inc. shares for the year ended December 31, 2001, were as follows:

                                                  COMMON STOCK                    BOND                    MONEY MARKET
                                              INVESTMENT DIVISIONS        INVESTMENT DIVISIONS        INVESTMENT DIVISIONS
                                             ----------------------      ----------------------      ----------------------
                                              SINGLE       FLEXIBLE       SINGLE       FLEXIBLE       SINGLE       FLEXIBLE
                                             PREMIUM       PREMIUM       PREMIUM       PREMIUM       PREMIUM       PREMIUM
                                             POLICIES      POLICIES      POLICIES      POLICIES      POLICIES      POLICIES
                                             ---------------------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Purchases..................................  $ 1,003       $ 1,646        $1,673        $2,470        $  710        $  690
Proceeds from sales........................   16,505        20,528         3,003         4,407           805         1,163
SEPARATE ACCOUNT-II (NON-QUALIFIED
  POLICIES)
Purchases..................................  $ 1,656       $   504        $3,941        $  298        $1,141        $  387
Proceeds from sales........................   22,477         1,711         5,881           681         1,862           444

--------------------------------------------------------------------------------
NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------
N
    YLIAC assesses a policy service charge for Flexible Premium policies each policy year on the policy anniversary, if on that date the policy's value is less than $10,000. This charge is the lesser of $30 or 1% of the policy's value at the end of the policy year. This charge covers the cost for providing services such as collecting, processing and confirming purchase payments. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

  NYLIAC deducts a surrender charge on certain partial withdrawals or surrenders from Single Premium and Flexible Premium policies. For Single Premium policies, NYLIAC assesses a charge based on the length of time each payment is in the policy before it is withdrawn. Single Premium policyholders can make up to four additional purchase payments each policy year. The surrender charge for Single Premium policyholders is 7% of the amount withdrawn or surrendered during the first policy year that a purchase payment is made. This charge declines 1% for each additional policy year that a purchase payment is in your policy until the seventh policy year, after which no charge is made. The surrender charge for Flexible Premium policies is 7% of the amount withdrawn or surrendered during the first four policy years. This charge then declines 1% each policy year until the tenth policy year, after which no charge is made. These charges are recorded as surrenders in the accompanying statements of changes in net assets.

  Single and Flexible Premium policies of Separate Account-I and Separate Account-II are charged for the mortality and expense risks assumed by NYLIAC, additionally, Flexible Premium policies are charged for administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.25% and ..50%, respectively, of the daily net asset value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results ratably with the Policyowners.
--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------
S
   eparate Account-I and Separate Account-II do not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------
T
    ransactions in accumulation units for the years ended December 31, 2001 and December 31, 2000, were as follows:

                                                                        COMMON STOCK INVESTMENT DIVISIONS
                                                              -----------------------------------------------------
                                                                  SINGLE PREMIUM               FLEXIBLE PREMIUM
                                                                     POLICIES                      POLICIES
                                                              -----------------------       -----------------------
                                                                2001           2000           2001           2000
                                                              -----------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Units issued on payments received from policyowners.........       7              7             33             38
Units redeemed on surrenders................................    (201)          (316)          (280)          (433)
Units redeemed on annuity and death benefits................     (10)            (7)            (9)           (23)
Units issued (redeemed) on net transfers from (to)
  Fixed Account.............................................      (3)            12            (10)            13
Units issued (redeemed) on transfers between
  Investment Divisions......................................     (17)            43            (13)            15
                                                               -----          -----          -----          -----
    Net increase (decrease).................................    (224)          (261)          (279)          (390)
Units outstanding, beginning of year........................   1,294          1,555          2,781          3,171
                                                               -----          -----          -----          -----
Units outstanding, end of year..............................   1,070          1,294          2,502          2,781
                                                               =====          =====          =====          =====
SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Units issued on payments received from policyowners net of
  reversals.................................................      (3)             3              3              4
Units redeemed on surrenders................................    (218)          (327)           (14)           (29)
Units redeemed on annuity and death benefits................     (31)           (27)            (3)            (3)
Units issued (redeemed) on net transfers from (to)
  Fixed Account.............................................      (8)             6             (2)             1
Units issued (redeemed) on transfers between
  Investment Divisions......................................     (44)           142             (1)             4
                                                               -----          -----          -----          -----
    Net increase (decrease).................................    (304)          (203)           (17)           (23)
Units outstanding, beginning of year........................   1,628          1,831            273            296
                                                               -----          -----          -----          -----
Units outstanding, end of year..............................   1,324          1,628            256            273
                                                               =====          =====          =====          =====

                                          NYLIAC MFA SEPARATE ACCOUNTS-I AND -II

                                        TAX-QUALIFIED AND NON-QUALIFIED POLICIES

--------------------------------------------------------------------------------

            BOND INVESTMENT DIVISIONS               MONEY MARKET INVESTMENT DIVISIONS
    -----------------------------------------   -----------------------------------------
      SINGLE PREMIUM       FLEXIBLE PREMIUM       SINGLE PREMIUM       FLEXIBLE PREMIUM
         POLICIES              POLICIES              POLICIES              POLICIES
    -------------------   -------------------   -------------------   -------------------
      2001       2000       2001       2000       2001       2000       2001       2000
    -------------------------------------------------------------------------------------
         7          7         20         22          1          2          9          8
       (72)      (146)      (118)      (251)       (25)      (105)       (47)       (70)
        (5)        (9)        (6)       (10)        (2)        --         --         (4)
         1         (6)        (1)        (4)        --         (2)        --         --
        16       (151)        15        (39)        19         69         11          3
     -----      -----      -----      -----      -----      -----      -----      -----
       (53)      (305)       (90)      (282)        (7)       (36)       (27)       (63)
       531        836      1,172      1,454        126        162        236        299
     -----      -----      -----      -----      -----      -----      -----      -----
       478        531      1,082      1,172        119        126        209        236
     =====      =====      =====      =====      =====      =====      =====      =====
        (2)        --          2          2         --         --         --         --
      (112)      (201)       (12)       (24)       (57)       (58)        (7)        (4)
       (23)       (22)        (5)        (3)        (6)        (1)        --         (1)
        (2)         2         --         (2)        --          5         --         --
        58       (351)        --         (3)        26          6          4        (11)
     -----      -----      -----      -----      -----      -----      -----      -----
       (81)      (572)       (15)       (30)       (37)       (48)        (3)       (16)
       884      1,456        130        160        216        264         26         42
     -----      -----      -----      -----      -----      -----      -----      -----
       803        884        115        130        179        216         23         26
     =====      =====      =====      =====      =====      =====      =====      =====

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

                                                                               SINGLE PREMIUM POLICIES (A)
                                                              -------------------------------------------------------------
             COMMON STOCK INVESTMENT DIVISIONS                  2001       2000          1999          1998          1997
                                                              ---------------------------------------------------

SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets..................................................  $ 67,782   $100,094      $125,974      $122,082      $113,587
Units outstanding...........................................     1,070      1,294         1,555         1,934         2,249
Unit value..................................................  $  63.34   $  77.35      $  81.03      $  63.13      $  50.50
Total Return................................................     (18.1)%     (4.5)%        28.4%         25.0%         25.2%
Ratio of Net Investment Income to Average Net Assets........      (0.6)%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets..................................................  $ 83,882   $125,958      $148,341      $148,707      $133,196
Units outstanding...........................................     1,324      1,628         1,831         2,356         2,638
Unit value..................................................  $  63.34   $  77.35      $  81.03      $  63.13      $  50.50
Total Return................................................     (18.1)%     (4.5)%        28.4%         25.0%         25.2%
Ratio of Net Investment Income to Average Net Assets........      (0.6)%

                                                                              FLEXIBLE PREMIUM POLICIES (B)
                                                              -------------------------------------------------------------
                                                                2001       2000          1999          1998          1997
                                                              ---------------------------------------------------

SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets..................................................  $144,797   $197,591      $237,203      $213,384      $196,123
Units outstanding...........................................     2,502      2,781         3,171         3,643         4,166
Unit value..................................................  $  57.88   $  71.05      $  74.80      $  58.57      $  47.08
Total Return................................................     (18.5)%     (5.0)%        27.7%         24.4%         24.6%
Ratio of Net Investment Income to Average Net Assets........      (1.1)%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets..................................................  $ 14,842   $ 19,395      $ 22,173      $ 19,164      $ 17,310
Units outstanding...........................................       256        273           296           327           368
Unit value..................................................  $  57.88   $  71.05      $  74.80      $  58.57      $  47.08
Total Return................................................     (18.5)%     (5.0)%        27.7%         24.4%         24.6%
Ratio of Net Investment Income to Average Net Assets........      (1.1)%

(A) Expenses as a percent of average net assets were 1.25%, excluding expenses of the underlying funds and surrender charges.

(B) Expenses as a percent of average net assets were 1.75%, excluding expenses of the underlying funds, surrender charges, and policy service charges.

                                          NYLIAC MFA SEPARATE ACCOUNTS-I AND -II

                                        TAX-QUALIFIED AND NON-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                                            SINGLE PREMIUM POLICIES (A)
                                                              --------------------------------------------------------
                 BOND INVESTMENT DIVISIONS                     2001      2000         1999         1998         1997
                                                              ----------------------------------------------

SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets..................................................  $18,196   $18,734      $27,189      $31,159      $33,820
Units outstanding...........................................      478       531          836          932        1,090
Unit value..................................................  $ 38.06   $ 35.27      $ 32.52      $ 33.44      $ 31.03
Total Return................................................      7.9%      8.5%        (2.8)%        7.8%         8.3%
Ratio of Net Investment Income to Average Net Assets........      3.4%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets..................................................  $30,677   $31,279      $47,523      $44,341      $47,173
Units outstanding...........................................      803       884        1,456        1,321        1,514
Unit value..................................................  $ 38.20   $ 35.40      $ 32.64      $ 33.57      $ 31.15
Total Return................................................      7.9%      8.5%        (2.8)%        7.8%         8.3%
Ratio of Net Investment Income to Average Net Assets........      3.4%

                                                                           FLEXIBLE PREMIUM POLICIES (B)
                                                              --------------------------------------------------------
                                                               2001      2000         1999         1998         1997
                                                              ----------------------------------------------

SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets..................................................  $37,628   $37,963      $43,647      $52,741      $58,055
Units outstanding...........................................    1,082     1,172        1,454        1,700        2,007
Unit value..................................................  $ 34.78   $ 32.39      $ 30.02      $ 31.02      $ 28.93
Total Return................................................      7.4%      7.9%        (3.2)%        7.2%         7.7%
Ratio of Net Investment Income to Average Net Assets........      2.9%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets..................................................  $ 4,013   $ 4,216      $ 4,799      $ 5,509      $ 5,880
Units outstanding...........................................      115       130          160          177          203
Unit value..................................................  $ 34.84   $ 32.44      $ 30.06      $ 31.07      $ 28.98
Total Return................................................      7.4%      7.9%        (3.3)%        7.2%         7.8%
Ratio of Net Investment Income to Average Net Assets........      2.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                          SINGLE PREMIUM POLICIES (A)
                                                              ---------------------------------------------------
             MONEY MARKET INVESTMENT DIVISIONS                 2001     2000        1999        1998        1997
                                                              -----------------------------------------

SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets..................................................  $2,755   $2,847      $3,485      $4,403      $5,316
Units outstanding...........................................     119      126         162         212         266
Unit value..................................................  $23.13   $22.56      $21.53      $20.80      $20.02
Total Return................................................     2.5%     4.8%        3.5%        3.9%        3.9%
Ratio of Net Investment Income to Average Net Assets........     2.6%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets..................................................  $4,149   $4,867      $5,685      $6,358      $6,812
Units outstanding...........................................     179      216         264         306         340
Unit value..................................................  $23.13   $22.56      $21.53      $20.80      $20.02
Total Return................................................     2.5%     4.8%        3.5%        3.9%        3.9%
Ratio of Net Investment Income to Average Net Assets........     2.6%

                                                                         FLEXIBLE PREMIUM POLICIES (B)
                                                              ---------------------------------------------------
                                                               2001     2000        1999        1998        1997
                                                              -----------------------------------------

SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets..................................................  $4,419   $4,890      $5,947      $6,659      $7,567
Units outstanding...........................................     209      236         299         345         405
Unit value..................................................  $21.14   $20.72      $19.88      $19.29      $18.66
Total Return................................................     2.0%     4.2%        3.1%        3.4%        3.4%
Ratio of Net Investment Income to Average Net Assets........     2.1%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets..................................................  $  488   $  545      $  831      $  853      $  758
Units outstanding...........................................      23       26          42          44          41
Unit value..................................................  $21.14   $20.72      $19.88      $19.29      $18.66
Total Return................................................     2.0%     4.2%        3.1%        3.4%        3.4%
Ratio of Net Investment Income to Average Net Assets........     2.1%

(A) Expenses as a percent of average net assets were 1.25%, excluding expenses of the underlying funds and surrender charges.

(B) Expenses as a percent of average net assets were 1.75%, excluding expenses of the underlying funds, surrender charges, and policy service charges.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and
Annuity Corporation and the MFA Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Single and Flexible Premium Policies Common Stock, the Single and Flexible Premium Policies Bond, and the Single and Flexible Premium Policies Money Market Investment Divisions (constituting the New York Life Insurance and Annuity Corporation MFA Separate Account I and the New York Life Insurance and Annuity Corporation MFA Separate Account II) at December 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 22, 2002

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2001       2000
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities
  Available for sale, at fair value                           $19,657    $14,993
  Held to maturity, at amortized cost                              --        627
Equity securities                                                  95        126
Mortgage loans                                                  2,138      1,993
Policy loans                                                      575        544
Other investments                                                 917        260
                                                              -------    -------
     Total investments                                         23,382     18,543

Cash and cash equivalents                                         790        767
Deferred policy acquisition costs                               1,887      1,660
Other assets                                                      518        439
Separate account assets                                        10,418     10,981
                                                              -------    -------
     Total assets                                             $36,995    $32,390
                                                              =======    =======
LIABILITIES AND STOCKHOLDER'S EQUITY
Policyholders' account balances                               $20,949    $17,450
Future policy benefits                                            678        492
Policy claims                                                     107         73
Deferred taxes                                                    187         87
Other liabilities                                               1,990      1,151
Separate account liabilities                                   10,339     10,942
                                                              -------    -------
     Total liabilities                                         34,250     30,195
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  (20,000 shares authorized, 2,500 issued and outstanding)         25         25
Additional paid in capital                                        780        480
Accumulated other comprehensive income (loss)                     104        (31)
Retained earnings                                               1,836      1,721
                                                              -------    -------
     Total stockholder's equity                                 2,745      2,195
                                                              -------    -------
     Total liabilities and stockholder's equity               $36,995    $32,390
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                               YEAR ENDED DECEMBER 31,
                                                              --------------------------
                                                               2001      2000      1999
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
REVENUES
  Premiums                                                    $  235    $  144    $   79
  Annuity and universal life fees                                509       530       442
  Net investment income                                        1,452     1,315     1,180
  Net investment gains (losses)                                  (50)      (39)       12
  Other income                                                     9        10        18
                                                              ------    ------    ------
     Total revenues                                            2,155     1,960     1,731
                                                              ------    ------    ------
EXPENSES
  Interest credited to policyholders' account balances         1,133       971       858
  Policyholder benefits                                          354       330       182
  Operating expenses                                             536       503       402
                                                              ------    ------    ------
     Total expenses                                            2,023     1,804     1,442
                                                              ------    ------    ------
Income before income taxes and cumulative effect of a change
  in accounting principle                                        132       156       289
Income tax expense                                                31        53       113
                                                              ------    ------    ------
Income before cumulative effect of a change in accounting
  principle                                                      101       103       176
Cumulative effect of a change in accounting principle (net
  of income tax expense of $8 million)                            14
                                                              ------    ------    ------
NET INCOME                                                    $  115    $  103    $  176
                                                              ======    ======    ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN MILLIONS)

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 1999                      $25         $480        $1,442         $ 201           $2,148
Comprehensive loss:
  Net Income                                                               176                            176
     Other comprehensive loss, net of tax:
       Unrealized investment losses, net of
          related offsets, reclassification
          adjustments and income taxes                                                  (392)            (392)
                                                                                                       ------
Total comprehensive loss                                                                                 (216)
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 1999                     25          480         1,618          (191)           1,932
Comprehensive income:
  Net income                                                               103                            103
  Other comprehensive income, net of tax:
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      160              160
                                                                                                       ------
Total comprehensive income                                                                                263
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 2000                     25          480         1,721           (31)           2,195
Comprehensive income:
  Net income                                                               115                            115
     Cumulative effect of a change in
       accounting principle, net of tax                                                   (2)              (2)
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      137              137
                                                                                                       ------
  Other comprehensive income                                                                              135
                                                                                                       ------
Total comprehensive income                                                                                250
  Capital contribution                                       300                                          300
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 2001                    $25         $780        $1,836         $ 104           $2,745
                                                ===         ====        ======         =====           ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
                                                                2001        2000       1999
                                                              --------    --------    -------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    115    $    103    $   176
  Adjustments to reconcile net income to net cash provided
     by operating activities:
     Depreciation and amortization                                 (36)        (21)        (3)
     Net capitalization of deferred policy acquisition costs      (380)       (304)      (298)
     Annuity and universal life fees                              (227)       (233)      (215)
     Interest credited to policyholders' account balances        1,133         971        858
     Net realized investment losses (gains)                         50          39        (13)
     Deferred income taxes                                          21          54         57
     Cumulative effect of a change in accounting principle         (14)         --         --
     (Increase) decrease in:
       Net separate accounts (assets) liabilities                  (35)         22          1
       Other assets and other liabilities                           98         (64)       (92)
     Increase in:
       Policy claims                                                34           4          9
       Future policy benefits                                      186         147         41
                                                              --------    --------    -------
          NET CASH PROVIDED BY OPERATING ACTIVITIES                945         718        521
                                                              --------    --------    -------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
     Sale of available for sale fixed maturities                28,757       8,161      3,981
     Maturity of available for sale fixed maturities             1,902       1,497      1,505
     Maturity of held to maturity fixed maturities                  --          73        121
     Sale of equity securities                                     109          74        170
     Repayment of mortgage loans                                   322         354        227
     Sale of other investments                                      58          65         62
  Cost of:
     Available for sale fixed maturities acquired              (33,811)    (11,031)    (6,679)
     Held to maturity fixed maturities acquired                     --         (17)       (75)
     Equity securities acquired                                   (112)       (113)      (152)
     Mortgage loans acquired                                      (469)       (439)      (451)
     Other investments acquired                                   (715)       (216)       (13)
  Policy loans (net)                                               (32)        (33)       (21)
  Increase (decrease) in loaned securities                          23         422       (222)
  Securities sold under agreements to repurchase (net)             153        (488)       480
                                                              --------    --------    -------
          NET CASH USED IN INVESTING ACTIVITIES                 (3,815)     (1,691)    (1,067)
                                                              --------    --------    -------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits                                                    4,525       2,000      2,016
     Withdrawals                                                (1,396)     (1,026)    (1,154)
     Net transfers from (to) the separate accounts                (536)       (318)      (181)
  Capital contribution received from parent                        300          --         --
                                                              --------    --------    -------
          NET CASH PROVIDED BY FINANCING ACTIVITIES              2,893         656        681
                                                              --------    --------    -------
  Effect of exchange rate changes on cash and cash
     equivalents                                                    --          (3)         4
                                                              --------    --------    -------
Net increase (decrease) in cash and cash equivalents                23        (320)       139
                                                              --------    --------    -------
Cash and cash equivalents, beginning of year                       767       1,087        948
                                                              --------    --------    -------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    790    $    767    $ 1,087
                                                              ========    ========    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2001, 2000 AND 1999

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. NYLIAC offers a wide variety of interest sensitive insurance and annuity products to a large cross section of the insurance market. NYLIAC markets its products in all 50 of the United States, the District of Columbia and Taiwan, primarily through its agency force and the agency force of Taiwan. In addition, NYLIAC markets Corporate Owned Life Insurance through independent brokers and brokerage general agents.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements of life insurance enterprises requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation.

INVESTMENTS

     Fixed maturity investments, which NYLIAC has both the ability and the intent to hold to maturity, are stated at amortized cost. Investments classified as available for sale are reported at fair value. Unrealized gains and losses on available for sale securities are reported in stockholder's equity, net of deferred taxes, and certain deferred acquisition cost and policyholder account balance offsets. Significant changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective adjustment method. The cost basis of fixed maturity and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net income.

     Equity securities are carried at fair value with related unrealized gains and losses reflected in other comprehensive income, net of deferred taxes, and certain deferred acquisition cost and policyholder account balance offsets.

     Mortgage loans on real estate are carried at unpaid principal balances, net of valuation allowances, and are secured. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the fair value of the collateral.

     Investment real estate, which NYLIAC has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of investments in limited partnerships and limited liability companies, which are carried on the equity method of accounting.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the balance sheet and are carried at amortized cost, which approximates fair value.

     Derivative financial instruments are accounted for at fair market value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the balance sheet. These consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for annuities. Changes in assumptions are reflected in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

     For certain products sold in Taiwan, including whole life, periodic endowment and endowment contracts, the deferred policy acquisition costs are amortized over the life of the contract in proportion to gross premiums.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the insurer for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize capitalized policy acquisition costs. Policy benefits and claims that are charged to expenses include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals and charges. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods.

FEDERAL INCOME TAXES

     NYLIAC is a member of a group which files a consolidated Federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that NYLIAC is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES -- (CONTINUED)

prior years. Deferred income tax assets and liabilities are recognized for the future tax consequence of temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities.

     Current Federal income taxes include a provision for NYLIAC's share of the equity base tax applicable to mutual life insurance companies and their insurance subsidiaries. The amount recorded is based on NYLIAC's estimate of the differential earnings rate ("DER") (the actual rate will be announced at a later date by the Internal Revenue Service ("IRS")) used to compute the equity base tax for current and prior years.

REINSURANCE

     NYLIAC enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. NYLIAC remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. NYLIAC evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

SEPARATE ACCOUNTS

     NYLIAC has established separate accounts with varying investment objectives, which are segregated from NYLIAC's general account, and are maintained for the benefit of separate account policyholders and NYLIAC. Separate account assets are stated at market value. The liability for separate accounts represents policyholders' interests in the separate account assets. For its registered separate accounts, these liabilities include accumulated net investment income and realized and unrealized gains and losses on those assets, and generally reflect market value. For its guaranteed, non-registered separate account, the liability includes interest credited to the policies.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Insurance Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The development of policy reserves and deferred policy acquisition costs for NYLIAC's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     NYLIAC issues certain variable products with various types of guaranteed minimum death benefits features. NYLIAC currently reserves for expected payments resulting from these features. NYLIAC bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market.

     NYLIAC regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed and asset-backed securities is based on historical experience and estimates of future payment experience on the underlying assets. Actual prepayment speeds will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

     As a subsidiary of a mutual life insurance company, NYLIAC is subject to a tax on its equity base. The rates applied to NYLIAC's equity base are determined annually by the IRS after comparison of mutual life insurance company earnings for the year to the average earnings of the 50 largest stock life insurance companies for the prior three years. Due to the timing of earnings information, estimates of the current year's tax rate must be made by management. The ultimate amounts of equity base tax incurred may vary considerably from the original estimates.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2001, NYLIAC adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," ("SFAS 133") as amended by Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment to FASB Statement No. 133," ("SFAS 138"). SFAS 133 and SFAS 138 established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. SFAS 133 requires that all derivatives be recorded on the balance sheet at their fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, resulted in a $14 million decrease in other comprehensive income with a corresponding increase of $14 million in net income, net of taxes. Upon its adoption of SFAS No. 133, NYLIAC reclassified $646 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative effect adjustment of $12 million increasing other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001. The net impact on other comprehensive income of these adjustments was a decrease of $2 million, after tax.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, NYLIAC has determined an estimated fair value using either a discounted cash flow approach, including provisions for credit risk generally based upon the assumption such securities will be held to maturity, broker dealer quotations, or management's pricing model.

     At December 31, 2001 and 2000, the maturity distribution of fixed maturities was as follows (in millions):

                                                              2001                       2000
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   628      $   639       $   712      $   710
Due after one year through five years                   3,736        3,838         2,915        2,906
Due after five years through ten years                  5,060        5,088         2,464        2,408
Due after ten years                                     3,267        3,277         2,841        2,707
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government agency             1,047        1,085           956          990
  Other mortgage-backed securities                      4,337        4,415         4,153        4,225
  Other asset-backed securities                         1,307        1,315         1,033        1,047
                                                      -------      -------       -------      -------
     Total Available for Sale                         $19,382      $19,657       $15,074      $14,993
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)


                                                                                         2000
                                                                                -----------------------
                                                                                AMORTIZED    ESTIMATED
HELD TO MATURITY                                                                  COST       FAIR VALUE
----------------                                                                ---------    ----------
Due in one year or less                                                           $ 49          $ 49
Due after one year through five years                                              213           298
Due after five years through ten years                                             171           170
Due after ten years                                                                179           179
Asset-backed securities                                                             15            15
                                                                                  ----          ----
     Total Held to Maturity                                                       $627          $711
                                                                                  ====          ====

     At December 31, 2001 and 2000, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                            2001
                                                     ---------------------------------------------------
                                                     AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST         GAINS         LOSSES      FAIR VALUE
------------------                                   ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                            $   773        $ 22          $  4        $   791
U.S. agencies, state and municipal                        274          20            --            294
Foreign Governments                                       110           3             1            112
Corporate                                              12,581         380           231         12,730
Other mortgage-backed securities                        4,337         100            22          4,415
Other asset-backed securities                           1,307          30            22          1,315
                                                      -------        ----          ----        -------
     Total Available for Sale                         $19,382        $555          $280        $19,657
                                                      =======        ====          ====        =======

                                                                            2000
                                                     ---------------------------------------------------
                                                     AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST         GAINS         LOSSES      FAIR VALUE
------------------                                   ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                            $   735        $ 24          $  1        $   758
U.S. agencies, state and municipal                        221          12             1            232
Foreign Governments                                        51           1            --             52
Corporate                                               8,881         146           348          8,679
Other mortgage-backed securities                        4,153          88            16          4,225
Other asset-backed securities                           1,033          24            10          1,047
                                                      -------        ----          ----        -------
     Total Available for Sale                         $15,074        $295          $376        $14,993
                                                      =======        ====          ====        =======
HELD TO MATURITY
Corporate                                             $   612        $ 92          $  8        $   696
Other                                                      15          --            --             15
                                                      -------        ----          ----        -------
     Total Held to Maturity                           $   627        $ 92          $  8        $   711
                                                      =======        ====          ====        =======

EQUITY SECURITIES

     Estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and a matrix pricing model for private placement securities. At December 31, 2001 and 2000, the distribution of gross unrealized gains and losses on equity securities was as follows (in millions):

                  UNREALIZED    UNREALIZED    ESTIMATED
          COST      GAINS         LOSSES      FAIR VALUE
          ----    ----------    ----------    ----------
  2001    $103       $ 6           $14           $ 95
  2000    $124       $14           $12           $126

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS

     NYLIAC's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair market value of the mortgage loan portfolio at December 31, 2001 and 2000 is estimated to be $2,227 million and $2,046 million, respectively. Fair market values are determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2001 and 2000, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to approximately $27 million and $54 million, respectively, at a fixed market rate of interest. These commitments are diversified by property type and geographic region.

     The general reserve provision for losses on mortgage loans was $4 million at both December 31, 2001 and 2000. There were no specific provisions for losses as of December 31, 2001 and 2000.

     NYLIAC accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is generally recognized on a cash basis. Cash payments on loans in the process of foreclosure are generally treated as a return of principal.

     At December 31, 2001 and 2000, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                   2001        2000
                                                 --------    --------
Property Type:
  Office buildings                                $  776      $  809
  Retail                                             394         396
  Apartments                                         194         167
  Residential                                        494         369
  Other                                              280         252
                                                  ------      ------
     Total                                        $2,138      $1,993
                                                  ======      ======
Geographic Region:
  Central                                         $  573      $  565
  Pacific                                            329         268
  Middle Atlantic                                    469         469
  South Atlantic                                     528         512
  New England                                        170         145
  Other                                               69          34
                                                  ------      ------
     Total                                        $2,138      $1,993
                                                  ======      ======

OTHER INVESTMENTS

     Other investments consist primarily of an investment in a limited liability company, limited partnership interests in real estate, as well as directly owned investments in real estate. The components of other investments as of December 31, 2001 and 2000 were as follows (in millions):

                                                              2001    2000
                                                              ----    ----
Limited liability company                                     $873    $185
Limited partnerships                                            22      38
Real estate                                                     18      34
Other                                                            4       3
                                                              ----    ----
     Total other investments                                  $917    $260
                                                              ====    ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER INVESTMENTS -- (CONTINUED)

     Accumulated depreciation on real estate at December 31, 2001 and 2000, was $5 million and $8 million, respectively. Depreciation expense totaled $1 million in 2001, $1 million in 2000 and $3 million in 1999.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $14 million and $13 million at December 31, 2001 and 2000, respectively, were on deposit with Governmental authorities or trustees as required by certain insurance laws and are included on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2001, 2000 and 1999, are as follows (in millions):

                                                 2001      2000      1999
                                                ------    ------    ------
Fixed maturities                                $1,238    $1,121    $1,013
Equity securities                                    6         7        10
Mortgage loans                                     155       147       134
Policy loans                                        47        46        41
Other investments                                   45        26        33
                                                ------    ------    ------
  Gross investment income                        1,491     1,347     1,231
Investment expenses                                (39)      (32)      (51)
                                                ------    ------    ------
     Net investment income                      $1,452    $1,315    $1,180
                                                ======    ======    ======

     During 1999 a fixed maturity investment that had been classified as held to maturity was transferred to available for sale and subsequently sold due to credit deterioration. The investment had an amortized cost of $10,052,000, and the sale resulted in a realized gain of $82,000.

     For the years ended December 31, 2001, 2000 and 1999, realized investment gains (losses) computed under the specific identification method are as follows (in millions):

                                                2001                           2000                           1999
                                      -------------------------      -------------------------      -------------------------
                                      GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                      -----              ------      -----              ------      -----              ------
REALIZED GAINS (LOSSES):
Fixed maturities                      $163               $(217)      $ 80               $(157)      $ 64                $(87)
Equity securities                       11                  (9)        17                  (7)        34                  (8)
Mortgage loans                          --                  (1)         8                  (1)         4                  --
Derivative instruments                   1                  (7)        --                  --         --                  --
Other investments                       10                  (1)        25                  (4)         7                  (2)
                                      ----               -----       ----               -----       ----                ----
     Subtotal                         $185               $(235)      $130               $(169)      $109                $(97)
                                      ====               =====       ====               =====       ====                ====
Total net investment gains (losses)             $(50)                          $(39)                          $12
                                                ====                           ====                           ===

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on fixed maturities available for sale are included in the Balance Sheet as a component of "Accumulated other comprehensive income (loss)". Changes in these amounts include reclassification adjustments to avoid double counting in "Comprehensive income" items that are part

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

of "Net income" for a period that also had been part of "Other comprehensive income" in earlier periods. The amounts for the years ended December 31, 2001, 2000 and 1999 are as follows (in millions):

                                                             2001    2000     1999
                                                             ----    -----    -----
Net unrealized investments gains (losses), beginning of the
  year                                                       $(31)   $(191)   $ 201
                                                             ----    -----    -----
Cumulative effect of a change in accounting principle          (2)      --       --
                                                             ----    -----    -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains (losses) arising
       during the period                                      172      220     (612)
     Less: Reclassification adjustments for gains (losses)
       included in net income                                 (64)     (41)       1
                                                             ----    -----    -----
     Change in net unrealized investment gains (losses),
       net of adjustments                                     236      261     (613)
Impact of net unrealized investment gains (losses) on:
     Policyholders' account balance                            --       (3)      (7)
     Deferred policy acquisition costs                        (99)     (98)     228
                                                             ----    -----    -----
Change in net unrealized investment gains (losses)            137      160     (392)
                                                             ----    -----    -----
Net unrealized investment gains (losses), end of year        $104    $ (31)   $(191)
                                                             ====    =====    =====

     Net unrealized gains (losses) on investments arising during the periods reported in the above table are net of income tax expense (benefit) of $93 million, $118 million and $(330) million for the years ended December 31, 2001, 2000 and 1999, respectively.

     Reclassification adjustments reported in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax benefit of $34 million, $22 million and $0 million, respectively.

     Policyholders' account balance reported in the above table are net of income tax benefit of $2 million and $3 million for the years ended December 31, 2000 and 1999, respectively.

     Deferred policy acquisition costs in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax expense (benefit) of $(53) million, $(53) million and $122 million, respectively.

NOTE 5 -- INSURANCE LIABILITIES

     NYLIAC's annuity contracts are primarily deferred annuities. The carrying value, which approximates fair value, of NYLIAC's liabilities for deferred annuities at December 31, 2001 and 2000, was $10,247 million and $7,944 million, respectively.

NOTE 6 -- SEPARATE ACCOUNTS

     NYLIAC maintains eight non-guaranteed, registered separate accounts for its variable deferred annuity and variable life products. NYLIAC maintains investments in the registered separate accounts of $67 million and $40 million at December 31, 2001 and 2000, respectively. The assets of the separate accounts, which are carried at market value, represent investments in shares of the New York Life sponsored MainStay VP Series Fund and other non-proprietary funds.

     NYLIAC maintains one guaranteed separate account for universal life insurance policies. This account provides a minimum guaranteed interest rate with a market value adjustment imposed upon certain surrenders. The assets of this separate account are carried at market value.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs (DAC) for the years ended December 31, 2001, 2000 and 1999 is as follows (in millions):

                                                              2001      2000      1999
                                                             ------    ------    ------
Balance at beginning of year before adjustment
  for unrealized gains (losses) on investments               $1,630    $1,326    $1,028
Current year additions                                          558       444       372
Amortized during year                                          (179)     (140)      (74)
                                                             ------    ------    ------
Balance at end of year before adjustment for unrealized
  gains (losses) on investments                               2,009     1,630     1,326
Adjustment for unrealized gains (losses) on investments        (122)       30       181
                                                             ------    ------    ------
Balance at end of year                                       $1,887    $1,660    $1,507
                                                             ======    ======    ======

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense included in the accompanying Statement of Income is as follows (in millions):

                                                          2001    2000    1999
                                                          ----    ----    ----
Current:
  Federal before prior years adjustment                   $ 32    $ 15    $ 56
  Prior years adjustment                                   (24)    (18)     (4)
  State and local                                            2       2       4
                                                          ----    ----    ----
                                                            10      (1)     56
                                                          ====    ====    ====
Deferred:
  Federal                                                   21      54      57
                                                          ----    ----    ----
Net income tax expense                                    $ 31    $ 53    $113
                                                          ====    ====    ====

     The components of the net deferred tax liability as of December 31, 2001 and 2000 are as follows (in millions):

                                                              2001    2000
                                                              ----    ----
Deferred tax assets:
  Future policyholder benefits                                $358    $303
  Employee and agents benefits                                  57      53
                                                              ----    ----
     Gross deferred tax assets                                 415     356
                                                              ====    ====
Deferred tax liabilities:
  Deferred policy acquisition costs                            513     406
  Investments                                                   63      13
  Other                                                         26      24
                                                              ----    ----
     Gross deferred tax liabilities                            602     443
                                                              ----    ----
       Net deferred tax liability                             $187    $ 87
                                                              ====    ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

     Set forth below is a reconciliation of the Federal income tax rate to the effective tax rate for 2001, 2000 and 1999:

                                                            2001     2000     1999
                                                           ------    -----    -----
Statutory federal income tax rate                            35.0%    35.0%    35.0%
Current year equity base tax                                 12.5     13.6      5.9
True down of prior year equity base tax                     (20.1)    (9.2)      --
Tax exempt income                                            (4.9)    (4.2)    (1.4)
Other                                                         0.9     (1.2)    (0.4)
                                                           ------    -----    -----
Effective tax rate                                           23.4%    34.0%    39.1%
                                                           ======    =====    =====

     NYLIAC's Federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1995. There were no material effects on NYLIAC's results of operations as a result of these audits. NYLIAC believes that its recorded income tax liabilities are adequate for all open years.

     In March 2002, the Job Creation and Worker Assistance Act of 2002 was passed to provide tax relief and stimulate the economy. This law requires a "tax holiday" related to the Company's equity base tax for the three year period beginning 2001. The Company has accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount will be reflected as an adjustment to current income taxes incurred in 2002.

NOTE 9 -- REINSURANCE

     NYLIAC has entered into cession reinsurance agreements on a coinsurance basis with non-affiliated companies and on a yearly renewable term basis with affiliated and non-affiliated companies. Under the affiliated agreements included in the accompanying Statement of Income are $2 million, $2.3 million and $1.5 million of ceded premiums at December 31, 2001, 2000 and 1999, respectively.

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     NYLIAC uses derivative financial instruments to manage interest rate, currency, commodity and market risk. These derivative financial instruments include foreign exchange forward contracts, foreign currency options, equity total return swaps, interest rate swaps, commodity swaps and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     NYLIAC deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. NYLIAC has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the future creditworthiness of counterparties. NYLIAC uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. NYLIAC formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. For cashflow hedges of interest rate risk, NYLIAC uses either qualitative assessment, if appropriate or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cashflows method is used to measure hedge ineffectiveness when appropriate. NYLIAC does not have any fair value hedges at December 31, 2001. NYLIAC will discontinue hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available for sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). During 2001, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There are no cashflow hedges of forecasted transactions as of December 31, 2001. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2001 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $4 million.

     NYLIAC may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, NYLIAC assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains or losses. If NYLIAC is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2001, there were no such embedded derivatives that could not be separated from their host contracts.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved as a party in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     NYLIAC participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2001 and 2000, $829 million and $755 million, respectively, of NYLIAC's fixed maturities and equity securities were on loan to others. Collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively, is obtained. The market value of securities

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

LOANED SECURITIES AND REPURCHASE AGREEMENTS -- (CONTINUED)

loaned is monitored on a daily basis with additional collateral obtained as necessary. Such assets reflect the extent of NYLIAC's involvement in securities lending, not NYLIAC's risk of loss.

     NYLIAC enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, NYLIAC obtains the use of funds from a broker for approximately one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2001 of $284 million ($132 million at December 31,
2000) approximates fair value. The investments acquired with the funds received from the securities sold are included in other investments in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides NYLIAC with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges NYLIAC for the identified costs associated with these services and facilities under the terms of a Service Agreement between New York Life and NYLIAC. Such costs, amounting to $458 million for the year ended December 31, 2001 ($476 million for 2000 and $393 million for 1999) are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, NYLIAC is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. NYLIAC was allocated $10 million for its share of the net periodic post-retirement benefits expense in 2001 ($7 million and $12 million in 2000 and 1999, respectively) and $(6) million for the post-employment benefits expense in 2001 ($2 million in 2000 and $3 million in 1999) under the provisions of the Service Agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, in 1999 New York Life concluded a comprehensive expense reduction program expected to streamline processes and improve profitability. As a result of job eliminations and early retirement benefits as defined in management's termination plan, NYLIAC was allocated $16 million for its share of these restructuring costs in 1999, which are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     For the year ended December 31, 2001, NYLIAC recorded annuity and universal life fees of $8 million from New York Life Investment Management, LLC, a wholly owned subsidiary of New York Life for administration and advisory fees.

     At December 31, 2001 and 2000, NYLIAC had a net liability of $157 million and $111 million, respectively for the above described services which are included in other liabilities in the accompanying Balance Sheet.

     In 2001, NYLIAC received a capital contribution in the amount of $300 million from its parent company, New York Life.

     In 1999 NYLIAC sold a $197 million Corporate Sponsored Variable Universal Life (CSVUL) policy and a $82 million Corporate Sponsored Universal Life (CSUL) policy to a Voluntary Employee Benefit Association (VEBA) trust. This trust was established to fund New York Life's retired employees medical and dental benefits. In addition, in 1999 NYLIAC sold a Corporate Owned Life (COLI) policy to New York Life for $180 million in premiums. This policy was sold on the same basis as policies sold to unrelated customers.

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $20 million, $8 million, and $52 million during 2001, 2000 and 1999, respectively.

     Total interest paid was $21 million, $12 million and $30 million during 2001, 2000 and 1999, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department recognizes only

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 14 -- STATUTORY FINANCIAL INFORMATION -- (CONTINUED)

statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

     At December 31, 2001 and 2000, statutory stockholder's equity was $1,335 million and $1,098 million, respectively. Statutory net income/(loss) for the years ended December 31, 2001, 2000 and 1999 was $(82.6) million, $0.4 million and $63 million, respectively.

     The State of Delaware Insurance Department has adopted the NAIC's Codification of Statutory Accounting Principles guidance, effective January 1, 2001. The effect of adoption was a net increase in statutory surplus of approximately $27 million.

     NYLIAC is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of NYLIAC's surplus or one hundred percent of net gain from operations.

     No dividends were paid or declared for the years ended December 31, 2001, 2000 and 1999.

     As of December 31, 2001, the amount of available and accumulated funds derived from earned surplus from which NYLIAC can pay dividends is $530 million. The maximum amount of dividends which may be paid in 2002 without prior approval is $133 million.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by Statement of Financial Accounting Standards No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment to FASB Statement No. 133.

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, New York 10036
March 12, 2002

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.       Financial Statements

         All required financial statements are included in Part B of this Registration Statement.

b.       Exhibits.
(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's Post-Effective Amendment No. 17 on Form N-4, and incorporated herein by reference.
(2)      Not applicable.
(3)(a) Distribution Agreement between NYLIFE Securities, Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), and incorporated herein by reference.
(3)(b) Distribution Agreement between NYLIFE Distributors, Inc. and NYLIAC - Previously filed as Exhibit 3(b) to Post-Effective Amendment No. 5 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.
(3)(c) Form of Agreement among New York Life Insurance Company, NYLIFE Securities Inc., NYLIAC and its agent (and referenced Agent's Contract)
         - Previously filed as Exhibit (3)(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(c) to Registrant's Post-Effective Amendment No. 17 on Form N-4, and incorporated herein by reference.

(3)(d) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(4)(a) Specimen Qualified Flexible Premium Policy - Previously filed as Exhibit (5)(a) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(a) to Registrant's Post-Effective Amendment No. 17 on Form N-4, and incorporated herein by reference.
(4)(b)   Specimen Qualified Single Premium Policy - Previously filed as Exhibit
         (5)(b) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(b) to Registrant's Post-Effective Amendment No. 17 on Form N-4, and incorporated herein by reference.
(5) Form of Application for a Policy - Previously filed as Exhibit (10) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's Post-Effective Amendment No. 17 on Form N-4, and incorporated herein by reference.
(6)(a) Certificate of Incorporation of NYLIAC - Previously filed as Exhibit(6)(a) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.
(6)(b)(1)By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.


(6)(b)(2)Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.
(7)      Not applicable.
(8) Service Agreement between New York Life Insurance Company and NYLIAC (including Amendments) - Previously filed as Exhibit (8) to Registrant's Post-Effective Amendment No. 1 on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8) to Registrant's Post-Effective Amendment No. 17 on Form N-4, and incorporated herein by reference.
(9)      Opinion and Consent of Thomas F. English, Esq. - Filed herewith.
(10)(a)  Consent of PricewaterhouseCoopers LLP - Filed herewith.
(10)(b) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following, and incorporated herein by reference:

           Jay S. Calhoun, Vice President, Treasurer and Director (Principal Financial Officer)
           Richard M. Kernan, Jr., Director
           Robert D. Rock, Senior Vice President and Director
           Frederick J. Sievert, President and Director (Principal
           Executive Officer)
           Stephen N. Steinig, Senior Vice President, Chief Actuary and Director Seymour Sternberg, Director

(10)(c) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.
(10)(d) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as Exhibit 8(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I
         (File No. 333-39157), and incorporated herein by reference.
(10)(e) Power of Attorney for Certain Directors of NYLIAC - Previously filed as Exhibit 10(e) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 33-87382), and incorporated herein by reference for the following:

           George J. Trapp, Director
           Frank M. Boccio, Director
           Phillip J. Hildebrand, Director
           Michael G. Gallo, Director
           Solomon Goldfinger, Director
           Howard I. Atkins, Director


(10)(f) Power of Attorney for John A. Cullen, Vice President and Controller (Prinicipal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(f) to Registrant's Post-Effective Amendment No. 21 to the registration statement on Form N-4 (File No. 2-86083), filed 4/13/00 and incorporated herein by reference.



(10)(g) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to the initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-47728), filed 10/11/00 and incorporated herein by reference.



(10)(h) Power of Attorney for Theodore A. Mathas, Director - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(h) to Post-Effective Amendment No. 13 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 10/3/01 and incorporated herein by reference.



(10)(i) Power of Attorney for Anne F. Pollack, Director, Senior Vice President and Chief Investment Officer - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(r) to Post-Effective Amendment No. 11 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-79309), filed 1/24/02 and incorporated herein by reference.


(11)     Not applicable.

(12)     Not applicable.

(13) Schedule of Computations - Previously filed as Exhibit 13 to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File
         No. 33-53342), and incorporated herein by reference.

(14)     Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.



         Name:                                          Title:
         -----                                          ------
         Gary G. Benanav                                Director, Executive Vice President and Chairman of Taiwan Branch
         Frank M. Boccio                                Director and Senior Vice President
         Michael Gallo                                  Director and Senior Vice President
         Solomon Goldfinger                             Director, Senior Vice President and Chief Financial Officer
         Phillip J. Hildebrand                          Director and Executive Vice President
         Theodore A. Mathas                             Director
         Anne F. Pollack                                Director, Senior Vice President and Chief Investment Officer
         Robert D. Rock                                 Director and Senior Vice President
         Frederick J. Sievert                           Director and President
         Seymour Sternberg                              Director
         George J. Trapp                                Director
         Gary E. Wendlandt                              Executive Vice President
         Jay S. Calhoun                                 Senior Vice President and Treasurer
         Judith E. Campbell                             Senior Vice President and Chief Information Officer
         Patrick Colloton                               Senior Vice President
         Sheila K. Davidson                             Senior Vice President and General Counsel
         Thomas F. English                              Senior Vice President and Deputy General Counsel
         Melvin J. Feinberg                             Senior Vice President
         Robert J. Hebron                               Senior Vice President
         Gerald Kaplan                                  Senior Vice President and Tax Counsel
         Richard D. Levy                                Senior Vice President
         Barbara McInerney                              Senior Vice President in charge of Corporate Compliance
         John R. Meyer                                  Senior Vice President
         Frank J. Ollari                                Senior Vice President
         Richard C. Schwartz                            Senior Vice President
         Joel M. Steinberg                              Senior Vice President and Chief Actuary
         Stephen N. Steinig                             Senior Vice President and Actuary
         Howard Anderson                                Vice President
         David Bangs                                    Vice President
         Stephen A. Bloom                               Vice President and Chief Underwriter
         David Boyle                                    Vice President
         William Cheng                                  Vice President
         Henry Ciapas                                   Vice President
         John A. Cullen                                 Vice President and Controller
         Mark A. Gomez                                  Vice President
         Jane L. Hamrick                                Vice President
         Thomas Haubenstricker                          Vice President
         Matthew M. Huss                                Vice President
         Joseph Hynes                                   Vice President
         Robert Hynes                                   Vice President
         John Iacovino                                  Vice President and Medical Director
         David Krystel                                  Vice President
         Edward Linder                                  Vice President
         Daniel J. McKillop                             Vice President
         Michael M. Oleske                              Vice President and Tax Counsel
         Micheal J. Oliviero                            Vice President - Tax
         Dhanasar Ramjit                                Vice President and Chief Financial Officer of Taiwan Branch
         Andrew N. Reiss                                Vice President and National Sales Manager
         Georgene Sfraga Panza                          Vice President
         David Skinner                                  Vice President
         Carol Springsteen                              Vice President
         John Swenson                                   Vice President
         Stanley Tai                                    Vice President, Investments - Taiwan Branch
         Mark W. Talgo                                  Vice President
         Jonathan Wooley                                Vice President
         Robert Ziegler                                 Vice President
         Richard W. Zuccaro                             Vice President
         Catherine A. Marrion                           Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.


                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland


Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

New York Life Investment Management Institutional Funds(1)             Delaware

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                       Maryland

Monitor Capital Advisors Funds, LLC (3)                                Delaware

New York Life Insurance and Annuity Corporation                        Delaware

NYLIFE LLC                                                             Delaware
     Avanti Corporate Health Systems, Inc.                             Delaware
        Avanti of the District, Inc.                                   Maryland
     Eagle Strategies Corp.                                            Arizona

--------

         (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.


         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.



         (3) New York Life Investment Management LLC provides management services to Monitor Capital Advisors Funds, LLC (Large Cap Equity Index Fund), which is a Delaware limited liability company designed to provide investment results that correspond to the total return performance of the S&P 500 Composite Stock Index. The sole investor in this limited liability company is New York Life.



--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
     New York Life International Investment Asia Ltd.                  Mauritius
     NYLUK I Company                                                   United Kingdom
         New York Life (U.K.) Limited                                  United Kingdom

         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             Gresham Unit Trust Managers                               United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
             WLIC                                                      United Kingdom
             W(UK)HC Limited                                           United Kingdom
             W Financial Services                                      United Kingdom
             W Home Loans                                              United Kingdom
             W Trust Managers                                          United Kingdom
             WIM                                                       United Kingdom
             WFMI                                                      United Kingdom
     New York Life Trust Company                                       New York
     New York Life Trust Company, FSB                                  Federal Savings Bank
     NYLIFE Administration Corp.                                       Texas
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     WellPath of Arizona Reinsurance Company                               Arizona
     NYLCare NC Holdings, Inc.                                             Delaware
     NYLIFE Refinery Inc.                                                  Delaware
     NYLIFE Securities Inc.                                                New York
     NYLIFE Structured Asset Management Company Ltd.                       Texas



     Prime Provider Corp.                                                  New York
         Prime Provider Corp. of Texas                                     Texas
     NYLINK Insurance Agency Incorporated                                  Delaware
         NYLINK Insurance Agency of Alabama, Incorporated                  Alabama
         NYLINK Insurance Agency of Hawaii, Incorporated                   Hawaii
         NYLINK Insurance Agency of Massachusetts, Incorporated            Massachusetts
         NYLINK Insurance Agency of Montana, Incorporated                  Montana
         NYLINK Insurance Agency of Nevada, Incorporated                   Nevada

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
    (NYLINK Insurance Agency subsidiaries cont.)
         NYLINK Insurance Agency of New Mexico, Incorporated           New Mexico


         NYLINK Insurance Agency of Washington, Incorporated           Washington

         NYLINK Insurance Agency of Wyoming, Incorporated              Wyoming


     NYLTEMPS Inc.                                                     Delaware

New York Life Investment Management Holdings LLC                       Delaware

     New York Life Benefit Services LLC                                Delaware
     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, L.L.C.                        Delaware
         New York Life Capital Partners II, L.L.C.                     Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
     NYLIFE Distributors Inc.                                          Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
     Madison Capital Funding LLC                                       Delaware
     McMorgan & Company LLC                                            Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, Inc.                                      Delaware
    New York Life Securities Investment Consulting Co., Ltd.           Taiwan
New York Life International, LLC                                       Delaware
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operada FMA, S.A. de C.V.                                Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       Siam Commercial New York Life Insurance Public Company          Thailand                45.3%
          Limited (3)
    Siam Commercial New York Life Insurance Public Company             Thailand                23.73%
       Limited
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Limited                                    South Korea
    P.T. Asuransi Jiwa Sewu-New York Life (4)                          Indonesia                  50%
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Ltd.                          Mauritius
    New York Life Insurance (Philippines), Inc.                        Philippines
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                  99.99%
         Corporativo Seguros, S.A. de C.V.                             Mexico                  99.96%

    NYL International Reinsurance Company Ltd.                         Bermuda
New York Life BioVenture Partners LLC                                  Delaware
Silver Spring, LLC                                                     Delaware



         (3) Held through controlled Thai nominee holding company.


         (4) NYL takes the position that neither NYL nor any of its affiliates controls this entity. It is included for informational purposes only.

ITEM 27. NUMBER OF CONTRACT OWNERS


         As of January 31, 2002, there were approximately 18,020 owners of Qualified Policies offered under NYLIAC MFA Separate Account-I.


ITEM 28. INDEMNIFICATION

         Reference is made to Article VIII of the Depositor's By-Laws.

         New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $150 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.


         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its

--------
counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Investment companies (other than the Registrant) for which NYLIFE Distributors Inc. is currently acting as underwriter:

         NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC MFA Separate Account-II
         NYLIAC Variable Annuity Separate Account-I
         NYLIAC Variable Annuity Separate Account-II
         NYLIAC Variable Annuity Separate Account-III
         NYLIAC Variable Universal Life Separate Account-I
         NYLIAC VLI Separate Account

         (b) Directors and Officers.


      The business address of each director and officer of NYLIFE Distributors Inc. is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.



     Names of Directors and Officers                 Positions and Offices with Underwriter
     -------------------------------                 --------------------------------------
     Frank M. Boccio                                 Director
     Jefferson C. Boyce                              Director
     Michael G. Gallo                                Director and Senior Vice President
     Phillip J. Hildebrand                           Director
     Richard D. Levy                                 Director
     Robert D. Rock                                  Director and Senior Vice President
     Gary E. Wendlandt                               Director
     Stephen C. Roussin                              Director and Chairman
     Brian A. Lee                                    President
     Robert E. Brady                                 Director and Vice President
     Peter Moeller                                   Executive Vice President
     Patrick P. Boyle                                Senior Vice President
     Marc Brookmen                                   Senior Vice President
     Derek Burke                                     Chief Compliance Officer
     Jay S. Calhoun                                  Senior Vice President and Treasurer
     Thomas J. Warga                                 Senior Vice President and General Auditor
     Barbara McInerney                               Senior Vice President
     Wendy Fishler                                   Senior Vice President
     Stanley Metheney                                Senior Vice President
     David J. Krystel                                Vice President
     Linda M. Livornese                              Vice President
     Mary Marsden-Cochran                            Vice President
     Michael Quatela                                 Vice President
     Nathan Ronen                                    Vice President
     Richard Zuccaro                                 Vice President
     Albert Leier                                    Vice President - Financial Operations and Chief Financial Officer
     Scott T. Harrington                             Corporate Vice President
     Arphiela Arizmendi                              Corporate Vice President
     Antoinette B. Cirillo                           Corporate Vice President
     Thomas J. Murray, Jr.                           Corporate Vice President
     Robert A. Anselmi                               Secretary

     (c) Commissions and Other Compensation

         Name of             New Underwriting         Compensation on
        Principal              Discounts and           Redemption or             Brokerage
       Underwriter              Commissions            Annuitization            Commission             Compensation
NYLIFE Distributors
Inc.                                -0-                     -0-                     -0-                     -0-

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 31. MANAGEMENT SERVICES - Not applicable.


ITEM 32. UNDERTAKINGS -

Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


      REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

         New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC MFA Separate Account-I, hereby represents that the fees and charges deducted under the Facilitator Multi-Funded Retirement Annuity Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

         Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 15th day of April, 2002.


                                             NYLIAC MFA
                                             SEPARATE ACCOUNT-I
                                             (Registrant)

                                             By /s/ Robert D.Rock
                                                --------------------
                                                  Robert D. Rock
                                                  Senior Vice President

                                             NEW YORK LIFE INSURANCE AND
                                             ANNUITY CORPORATION
                                             (Depositor)

                                             By /s/ Robert D. Rock
                                                --------------------
                                                  Robert D. Rock
                                                  Senior Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.





     Gary G. Benanav*               Director


     Frank M. Boccio*               Director

     John A. Cullen*                Vice President and Controller (Principal
                                    Accounting Officer)

     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director

     Phillip J. Hildebrand*         Director


     Theodore A. Mathas*            Director



     Anne F. Pollack*               Director



     Robert D. Rock                 Director /s/ Robert D. Rock April 15, 2002



     Frederick J. Sievert*          Director and President (Principal Executive
                                    Officer)


     Seymour Sternberg*             Director

     George J. Trapp*               Director



*By /s/ Robert D. Rock
    --------------------
     Robert D. Rock
     Attorney-in-Fact
     April 15, 2002



     *Pursuant to Powers of Attorney previously filed.

                                  EXHIBIT INDEX

Exhibit
Number                Description
------                -----------

(9)                   Opinion and Consent of Thomas F. English, Esq.

(10)(a)               Consent of PricewaterhouseCoopers LLP.